CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2017
CONVERTIBLE LOANS
CONVERTIBLE LOANS

14. CONVERTIBLE LOANS

In May 2016, the Group issued convertible loans in the aggregated principal amount of RMB654,680,000 (US$100,000,000) to four investors of the Group with compounding interest at 12% per annum, maturing two years after the issuance date. Pursuant to the convertible loans agreements, the holders of the convertible loans may (i) convert the outstanding principal of the convertible loans into a fixed percentage of the equity interest in Shenzhen Fenqile, one subsidiary of the Group’s VIE, or (ii) convert the outstanding principal of the convertible loans into a fixed number of shares of Pre-IPO Series C Convertible Redeemable Preferred Shares (“Pre-IPO Series C Preferred Shares”) of the Company at a conversion price of US$2.5105 per share. Accrued interests shall be waived if the investors elect to exercise any of the conversion options. Convertible loans in the principal amount of RMB98,202,000 (US$15,000,000) were issued by the Company (the “Convertible Loans A”) and convertible loans in the principal amount of RMB556,478,000 (US$85,000,000) were issued by Shenzhen Fenqile (the “Convertible Loans B”). The issuance costs for the convertible loans were RMB11.3 million.

In conjunction with the issuance of the convertible loans, the Group entered into Pre-IPO Series C Preferred Shares purchase agreements with two Convertible Loans B investors and issued 1 share of Pre-IPO Series C Preferred Shares to each of them for no consideration. The issuance of Pre-IPO Series C Preferred Shares was to allow Convertible Loans B investors to exercise voting rights in the Company on an as-converted basis. No other rights of Pre-IPO Series C Preferred Shares could be enjoyed by Convertible Loans B investors prior to the conversion of the Convertible Loans B.

Although the legal forms of the Convertible Loans B and the 2 shares of Pre-IPO Series C Preferred Shares of the Company are two separate instruments held by Convertible Loans B investors, the Group considered these two instruments are in substance one combined instrument issued to Convertible Loans B investors, that is, convertible loans, which were initially measured at par under ASC 470 and subsequently stated at amortized cost with any difference between the initial carrying value and the principal amount as interest expenses using the effective interest method over the period from the issuance date to the maturity date. The 2 shares of Pre-IPO Series C Preferred Shares were recorded at par and classified as mezzanine equity.

The investors for Convertible Loans B are entitled to down round protection if the Group issues additional equity interest in the future at a lower valuation. The protection will be provided through conversion price adjustments (“Conversion Price Adjustments”) before the Convertible Loans B are converted or by issuing additional shares for free after the conversion of the loans into the equity interest of the VIE (“After Conversion Adjustments”).

In the event of a lower valuation prior to the conversion of Convertible Loans B, the down round protection is provided in the form of Conversion Price Adjustment, which effectively resets the strike or conversion rate to the lower valuation. The Group considers the Conversion Price Adjustments are part of the conversion features that do not require bifurcation. The After Conversion Adjustments are considered as an embedded feature that requires bifurcation pursuant to criteria set forth under ASC 815. The Group determined the fair value of the After Conversion Adjustments was immaterial with the assistance from an independent valuation firm.

No Pre-IPO Series C Preferred Shares of the Company were issued to Convertible Loans A investors, and the investors of Convertible Loans A are not entitled to the down round protection as discussed above.

In October 2017, the Convertible Loans B were converted into 33,857,797 shares of Pre-IPO Series C-1 Preferred Shares and the Convertible Loans A were converted into 5,974,905 shares of Pre-IPO Series C-2 Preferred Shares. The accrued but unpaid convertible loans interests were waived by the investors upon the conversion of the convertible loans. Refer to Note 15 for further discussion on the accounting for the conversion of convertible loans into Pre-IPO Series C-1/C-2 Preferred Shares.